Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2017
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2017	2016
Accrued wages and benefits(1)	$6,105	$5,814
Self-insurance(2)	3,922	3,414
Accrued non-income taxes(3)	2,816	2,544
Other(4)	7,811	7,835
Total accrued liabilities	$20,654	$19,607

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.

(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, auto liability, product liability and certain employee-related healthcare benefits.

(3)	Accrued non-income taxes include accrued payroll, value added, sales and miscellaneous other taxes.

(4)	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.